INVESTMENTS - Income of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Associates and joint ventures
Net operating revenue	R$ 3,825,414	R$ 12,907,938	R$ (10,465,367)
Income tax and social contributions	1,525,293	8,510,819	710,112
Net Income (Loss) for year	(1,725,691)	3,671,906	R$ (11,917,136)
EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Net operating revenue	240,155	220,698
Financial revenue	8,176
Financial expenses	(31,682)
Income tax and social contributions	(16,679)	(20,038)
Net Income (Loss) for year	88,386	107,265
Depreciation and amortisation	(22,411)	(25,950)
CTEEP
Associates and joint ventures
Net operating revenue	2,701,193	7,789,240
Financial revenue	123,673	76,684
Financial expenses	(189,889)	(186,613)
Income tax and social contributions	(595,645)	(2,333,912)
Net Income (Loss) for year	1,385,460	4,949,334
Depreciation and amortisation	(9,627)	(9,061)
Paulista Lajeado
Associates and joint ventures
Net operating revenue	38,278
Financial revenue	2,461
Financial expenses	(4,050)
Income tax and social contributions	(2,911)
Net Income (Loss) for year	29,006
LAJEADO ENERGIA
Associates and joint ventures
Net operating revenue		589,060
Financial revenue		23,940
Financial expenses		(140,539)
Income tax and social contributions		(63,690)
Net Income (Loss) for year		177,292
Depreciation and amortisation		(72,837)
CEB Lajeado
Associates and joint ventures
Net operating revenue	171,891
Financial revenue	4,139
Financial expenses	(599)
Income tax and social contributions	(19,729)
Net Income (Loss) for year	45,676
Depreciation and amortisation	(5,906)
CEMAR
Associates and joint ventures
Net operating revenue	3,370,836
Financial revenue	250,941
Financial expenses	(275,911)
Income tax and social contributions	(101,942)
Net Income (Loss) for year	489,617
Depreciation and amortisation	(168,564)
EMAE
Associates and joint ventures
Net operating revenue	50,682
Financial revenue	17,126
Financial expenses	(2,342)
Income tax and social contributions	(3,141)
Net Income (Loss) for year	7,487
Depreciation and amortisation	(1,090)
NORTE ENERGIA
Associates and joint ventures
Net operating revenue	2,598,916	654,543
Financial revenue	98,227	25,268
Financial expenses	(754,831)	(175,959)
Income tax and social contributions	(17,520)	18,640
Net Income (Loss) for year	16,326	(76,967)
Depreciation and amortisation	(417,645)	(88,813)
Madeira Energia S.A. (MESA)
Associates and joint ventures
Net operating revenue	2,971,019	2,802,554
Financial revenue	114,973	146,200
Financial expenses	(1,551,186)	(1,551,719)
Income tax and social contributions	48,676	(23,636)
Net Income (Loss) for year	(1,091,502)	(617,200)
Depreciation and amortisation	(838,814)	(674,767)
ESBR Participacoes S.A.
Associates and joint ventures
Net operating revenue	2,846,855	2,386,172
Financial revenue	40,182	73,078
Financial expenses	(1,260,501)	(1,134,269)
Income tax and social contributions	40,718	(722,295)
Net Income (Loss) for year	(86,957)	1,310,746
Depreciation and amortisation	(791,802)	(663,663)
TELES PIRES PARTICIPACOES
Associates and joint ventures
Net operating revenue	828,490	713,680
Financial revenue	34,545	36,607
Financial expenses	(371,793)	(321,778)
Income tax and social contributions	79,749	87,812
Net Income (Loss) for year	(231,419)	(121,799)
Depreciation and amortisation	(177,517)	(181,471)
Belo Monte Transmissora de Energia
Associates and joint ventures
Net operating revenue	2,236,720
Financial revenue	13,712	233,318
Financial expenses	(347,477)	(136,430)
Income tax and social contributions	(198,322)	(70,868)
Net Income (Loss) for year	67,960	17,748
Depreciation and amortisation	(167)	(144)
Interligacao Eletrica do Madeira S.A.
Associates and joint ventures
Net operating revenue	623,807	830,043
Financial revenue	26,088	28,693
Financial expenses	(201,868)	(233,143)
Income tax and social contributions	(83,763)	(173,345)
Net Income (Loss) for year	230,932	404,887
Depreciation and amortisation	(7,122)	(5,065)
Norte Brasil Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue	313,543	461,368
Financial revenue	10,787	10,771
Financial expenses	(118,060)	(131,351)
Income tax and social contributions	(63,522)	(143,807)
Net Income (Loss) for year	111,421	161,966
Depreciation and amortisation	(870)	(1,157)
Chapecoense Geracao S.A. (Chapecoense)
Associates and joint ventures
Net operating revenue	839,787	799,516
Financial revenue	27,510	43,111
Financial expenses	(183,248)	(246,887)
Income tax and social contributions	(135,394)	(122,060)
Net Income (Loss) for year	270,251	242,143
Depreciation and amortisation	(86,112)	(86,449)
Empresa de Energia Sao Manoel S.A.
Associates and joint ventures
Financial revenue	500	19,705
Financial expenses	(187)	(20,069)
Income tax and social contributions	3,183	160,159
Net Income (Loss) for year	(6,179)	(310,897)
Manaus Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue	164,073	266,126
Financial revenue	7,526
Financial expenses	(73,557)
Income tax and social contributions	(33,385)	(52,455)
Net Income (Loss) for year	54,957	83,876
Depreciation and amortisation		(853)
Serra do Facao Energia S.A.
Associates and joint ventures
Net operating revenue	301,185	282,673
Financial revenue	4,859	4,402
Financial expenses	(134,189)	(210,833)
Income tax and social contributions	1,361	28,620
Net Income (Loss) for year	8,697	(43,176)
Depreciation and amortisation	(100,551)	(100,578)
SINOP
Associates and joint ventures
Financial revenue	8,420
Financial expenses	(382)
Income tax and social contributions	223,251	2,958
Net Income (Loss) for year	(434,311)	(5,735)
Depreciation and amortisation	(418)	(6,387)
Enerpeixe S.A.
Associates and joint ventures
Net operating revenue	363,669	309,696
Financial revenue	59,720	6,446
Financial expenses	(104,306)	(47,824)
Income tax and social contributions	(17,663)	(4,223)
Net Income (Loss) for year	143,770	126,307
Depreciation and amortisation	(53,003)	(50,171)
Paranaiba Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue	238,629
Financial revenue	5,644
Financial expenses	(64,775)
Income tax and social contributions	(40,717)
Net Income (Loss) for year	69,469
Depreciation and amortisation	(38)
MATA DE SANTA GENEBRA
Associates and joint ventures
Net operating revenue	548,568	69,788
Financial revenue	3,806	13,358
Financial expenses	(78,621)	(86,721)
Income tax and social contributions	(21,648)	3,365
Net Income (Loss) for year	42,140	(6,403)
Depreciation and amortisation	(58)	(35)
Interligacao Eletrica Garanhuns S.A.
Associates and joint ventures
Net operating revenue	123,187	230,909
Financial revenue	5,543	5,310
Financial expenses	(25,340)	(29,010)
Income tax and social contributions	40,298	(60,567)
Net Income (Loss) for year	(27,880)	90,768
Depreciation and amortisation	(2,766)	(53)
SANTA VITORIA
Associates and joint ventures
Net operating revenue	216,426	101,857
Financial revenue	5,156	4,216
Financial expenses	(72,910)	(68,349)
Income tax and social contributions	(7,761)	(4,139)
Net Income (Loss) for year	64,964	75,503
Depreciation and amortisation	(50,965)	(51,020)
TSLE Transmissora Sul Litoranea de Energia
Associates and joint ventures
Net operating revenue	116,254	103,330
Financial revenue	6,602	3,222
Financial expenses	(64,654)	(68,980)
Income tax and social contributions	(2,073)	(18,041)
Net Income (Loss) for year	16,372	10,861
Depreciation and amortisation	(105)	(52)
Chapada Piaui I Holding S.A.
Associates and joint ventures
Net operating revenue	97,363	112,103
Financial revenue	2,531	2,089
Financial expenses	(67,400)	(98,497)
Income tax and social contributions	(3,872)	(4,129)
Net Income (Loss) for year	(24,916)	(39,749)
Depreciation and amortisation		(30,785)
Chapada Piaui II Holding S.A.
Associates and joint ventures
Net operating revenue	112,278	98,876
Financial revenue	3,299	2,646
Financial expenses	(69,195)	(94,495)
Income tax and social contributions	(4,676)	(3,695)
Net Income (Loss) for year	(14,092)	(49,971)
Depreciation and amortisation		(28,621)
Paranaiba
Associates and joint ventures
Net operating revenue		141,956
Financial revenue		3,456
Financial expenses		(57,397)
Income tax and social contributions		(21,544)
Net Income (Loss) for year		41,792
Depreciation and amortisation		(19,456)
STN - Sistema de Transmissao Nordeste S.A.
Associates and joint ventures
Net operating revenue	142,180	160,739
Financial revenue	2,686	3,001
Financial expenses	(20,627)	(29,561)
Income tax and social contributions	(31,602)	43,921
Net Income (Loss) for year	71,986	156,718
Depreciation and amortisation	(1,558)	(47)
CHUI
Associates and joint ventures
Net operating revenue	110,402	56,486
Financial revenue	4,847	6,006
Financial expenses	(36,633)	(39,276)
Income tax and social contributions	(4,595)	(3,279)
Net Income (Loss) for year	174,969	(57,043)
Depreciation and amortisation	(34,713)	(34,658)
TSBE
Associates and joint ventures
Net operating revenue	53,374	56,552
Financial revenue	3,724	4,314
Financial expenses	(30,718)	(36,988)
Income tax and social contributions	12,329	(2,809)
Net Income (Loss) for year	(25,042)	9,028
Depreciation and amortisation	(11)	(11)
Goias Transmissao S.A.
Associates and joint ventures
Net operating revenue	74,153	(35,469)
Financial revenue	1,783	2,754
Financial expenses	(18,614)	(19,761)
Income tax and social contributions	(3,034)	164
Net Income (Loss) for year	35,149	(40,679)
Depreciation and amortisation	(70)	(254)
INTESA - Integracao Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue	129,146	100,314
Financial revenue	3,839	4,504
Financial expenses	(11,406)	(13,971)
Income tax and social contributions	(13,267)	(7,035)
Net Income (Loss) for year	59,609	61,070
Depreciation and amortisation	(1,619)	(25)
Vamcruz I Participacoes S.A.
Associates and joint ventures
Net operating revenue	95,972	65,723
Financial revenue	611	2,988
Financial expenses	(28,705)	(23,057)
Income tax and social contributions	(3,170)	(2,788)
Net Income (Loss) for year	16,355	6,070
Depreciation and amortisation	(13,076)	(19,058)
Eolica Serra das Vacas Holding S.A.
Associates and joint ventures
Net operating revenue	80,159	62,690
Financial revenue	1,724	13
Financial expenses	(46,089)	(38,262)
Income tax and social contributions	(2,911)	(1,961)
Net Income (Loss) for year	(10,253)	(14,919)
Depreciation and amortisation	(2,843)	(20,839)
Transenergia Renovavel S.A. (Transenergia)
Associates and joint ventures
Net operating revenue	42,641	65,994
Financial revenue	1,683	2,086
Financial expenses	(10,440)	(11,966)
Income tax and social contributions	(1,998)	(2,931)
Net Income (Loss) for year	6,900	60,560
Depreciation and amortisation	(26)	(31)
Vale do Sao Bartolomeu
Associates and joint ventures
Net operating revenue	194,411
Financial revenue	1,297
Financial expenses	(4,546)
Income tax and social contributions	(38,234)
Net Income (Loss) for year	27,923
Depreciation and amortisation	(24)
Transmissora Matogrossense de Energia S.A.
Associates and joint ventures
Net operating revenue	70,564
Financial revenue	1,624
Financial expenses	(12,429)
Income tax and social contributions	(7,993)
Net Income (Loss) for year	32,032
Transnorte Energia S.A.
Associates and joint ventures
Net operating revenue	2,992
Financial revenue	715
Financial expenses	(16)
Income tax and social contributions	209
Net Income (Loss) for year	(455)
MGE Transmissao S.A.
Associates and joint ventures
Net operating revenue	45,981
Financial revenue	1,375
Financial expenses	(7,942)
Income tax and social contributions	(1,960)
Net Income (Loss) for year	15,643
Depreciation and amortisation	(25)
Retiro Baixo Energetica S.A.
Associates and joint ventures
Net operating revenue	67,205	63,181
Financial revenue	2,816	1,922
Financial expenses	(12,344)	(14,802)
Income tax and social contributions	(2,527)	(2,680)
Net Income (Loss) for year	21,782	17,200
Depreciation and amortisation	(10,459)	(10,460)
Brasnorte Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue	25,087
Financial revenue	541
Financial expenses	(164)
Income tax and social contributions	(4,148)
Net Income (Loss) for year	13,548
Depreciation and amortisation	(1)
Rouar
Associates and joint ventures
Net operating revenue	20,608
Financial revenue	23
Financial expenses	(10,507)
Income tax and social contributions	4,764
Net Income (Loss) for year	13,591
Depreciation and amortisation	(16,784)
Mangue Seco 2
Associates and joint ventures
Net operating revenue	18,962
Financial revenue	2,747
Financial expenses	(5,467)
Income tax and social contributions	(1,516)
Net Income (Loss) for year	3,305
Depreciation and amortisation	(5,305)
Triangulo Mineiro Transmissora
Associates and joint ventures
Net operating revenue	100,122	31,551
Financial revenue	1,692	79,398
Financial expenses	(7,263)	(10,050)
Income tax and social contributions	(23,860)	(26,781)
Net Income (Loss) for year	48,569	R$ 34,605
Depreciation and amortisation	R$ (24)